Business acquisition - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Business acquisition [Line Items]
Goodwill	¥ 232,007		¥ 232,007	¥ 232,007		$ 36,407	$ 36,407
Contingent consideration paid for business acquisitions			14,019	13,921
Adjustment of the fair value of the contingent consideration	(3,597)	$ (564)	(5,451)	344
Unpaid consideration	4,100
Upward adjustment of fair value of contingent	7,153		10,750	30,220		$ 1,122	$ 1,687
2019 Travel Agencies [Member]
Business acquisition [Line Items]
Total purchase price				59,981
Cash consideration				52,640
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target				7,341
Contingent consideration				2,265
Goodwill				72,598
Downward adjustment of contingent consideration	2,255		3,715
Contingent consideration paid for business acquisitions				1,776
Unpaid consideration	1,860
2018 Travel Agencies [Member]
Business acquisition [Line Items]
Total purchase price					¥ 20,234
Cash consideration					9,852
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target					10,382
Contingent consideration				3,800
Goodwill					¥ 10,565
Downward adjustment of contingent consideration	1,342		¥ 1,736	¥ 2,311
Unpaid consideration	¥ 1,193
Offline Travel Agencies [Member]
Business acquisition [Line Items]
Equity interests acquired				51.00%
Goodwill								¥ 147,639
Online Travel Agencies [Member]
Business acquisition [Line Items]
Equity interests acquired				63.51%	80.00%